Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Summary of reserves
15. Reserves

TCHF	December 31, 2022	December 31, 2021
Share premium (note 15.1)	215,688	207,521
Share-based payment reserve (note 15.2)	4,557	2,371
Foreign currency translation reserve (note 15.3)	716	255

Total	220,961	210,147

15.1 Share premium

TCHF	2022	2021
Balance at beginning of year	207,521	68,546
Additional paid-in capital from capital increases	8,390	141,823
Transaction cost in relation to capital increases	(223)	(2,848)

Balance at end of year	215,688	207,521

15.2 Share-based payment reserve

TCHF	2022	2021
Balance at beginning of year	2,371	1,228
Share-based payments (note 30)	2,186	1,143

Balance at end of year	4,557	2,371

15.3 Foreign currency translation reserve

TCHF	2022	2021
Balance at beginning of year	255	—
Exchange differences arising on translating foreign operations	461	255

Balance at end of year	716	255